Events subsequent to June 30, 2020 (Details) € in Millions, $ in Millions	Jul. 09, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Commitments related to potential milestone payments for projects under collaboration agreements			€ 300.0
Kiadis Pharma N.V. | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment		€ 17.5
Commitments related to potential milestone payments for projects under collaboration agreements		€ 857.5
Kymera Therapeutics Inc. | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment | $	$ 150
Commitments related to potential milestone payments for projects under collaboration agreements | $	$ 2,000